Income Taxes Level 4 (Details) - Summary of the Valuation Allowance (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 432	$ 479	$ 579
Changes in related Gross Deferred Tax Assets/Liabilities	11	(40)	(45)
Charge/Release	(302)	(7)	(55)
Balance at End of Period	$ 141	$ 432	$ 479